Basis of presentation and accounting policies - Aeropuertos Argentina 2000 S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basis of presentation and accounting policies
Non-current assets	$ 3,188,320	$ 2,994,314
Current assets	647,468	626,317
Total assets	3,835,788	3,620,631
Non-current liabilities	2,297,100	2,004,736
Current liabilities	676,319	842,287
Total liabilities	2,973,419	2,847,023
Equity	862,369	773,608	$ 805,286	$ 1,198,614
Revenue	1,378,663	706,913	607,356
Gross profit	415,685	84,532	(46,227)
Operating income / (loss)	304,575	6,460	(163,698)
Financial results	(113,087)	(96,500)	(206,331)
Income tax	24,883	69,111	(14,295)
Net income/(loss)	165,635	(180,976)	(361,893)
Other comprehensive loss for the year	92,007	138,722	(33,293)
Total comprehensive income / (loss) for the year	257,642	(42,254)	$ (395,186)
Aeropuertos Argentina 2000 S.A.("AA2000")
Basis of presentation and accounting policies
Non-current assets	1,594,529	1,387,949
Current assets	211,057	230,607
Total assets	1,805,586	1,618,556
Non-current liabilities	796,193	684,043
Current liabilities	222,223	279,138
Total liabilities	1,018,416	963,181
Equity	787,170	655,375
Revenue	758,111	362,128
Gross profit	234,803	37,846
Operating income / (loss)	190,446	(6,949)
Financial results	35,866	61,322
Income tax	2,900	(54,396)
Net income/(loss)	229,212	(23)
Other comprehensive loss for the year	314,021	125,333
Total comprehensive income / (loss) for the year	543,233	125,310
Increase/(decrease) in cash
Provided by operating activities	146,789	62,937
Provided by investing activities	8,338	11,516
(Used in)/ provided by financing activities	$ (122,453)	$ 31,455